John Hancock
Balanced Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 59.4%		$2,486,567,032
(Cost $1,599,397,246)
Communication services 4.7%		197,175,697
Interactive media and services 3.9%
Alphabet, Inc., Class A (A)	1,666,174	164,684,638
Media 0.8%
Comcast Corp., Class A	825,694	32,491,059
Consumer discretionary 7.1%		296,097,315
Internet and direct marketing retail 3.4%
Amazon.com, Inc. (A)	1,391,660	143,521,896
Multiline retail 0.8%
Dollar General Corp.	145,316	33,945,818
Specialty retail 2.9%
Dick’s Sporting Goods, Inc. (B)	308,787	40,376,988
Lowe’s Companies, Inc.	272,265	56,699,186
Ulta Beauty, Inc. (A)	41,936	21,553,427
Consumer staples 4.8%		202,391,165
Beverages 1.0%
Anheuser-Busch InBev SA/NV	689,563	41,623,067
Food and staples retailing 2.8%
Sysco Corp.	346,793	26,862,586
Walmart, Inc.	631,516	90,856,207
Household products 1.0%
The Procter & Gamble Company	302,355	43,049,305
Energy 4.7%		194,578,410
Oil, gas and consumable fuels 4.7%
ConocoPhillips	404,568	49,304,702
Devon Energy Corp.	500,098	31,626,198
Pioneer Natural Resources Company	145,202	33,447,281
Suncor Energy, Inc.	931,845	32,353,658
Valero Energy Corp.	341,688	47,846,571
Financials 6.6%		276,478,027
Banks 2.8%
Citizens Financial Group, Inc.	634,936	27,505,428
First Interstate BancSystem, Inc., Class A	307,308	11,026,211
JPMorgan Chase & Co.	576,622	80,704,015
Capital markets 0.8%
The Goldman Sachs Group, Inc.	91,582	33,501,611
Consumer finance 0.6%
Discover Financial Services	219,440	25,615,231
Diversified financial services 1.9%
Berkshire Hathaway, Inc., Class B (A)	249,916	77,853,832
Insurance 0.5%
Arthur J. Gallagher & Company	103,575	20,271,699
Health care 9.9%		415,021,706
Biotechnology 2.4%
Genmab A/S (A)	30,901	12,110,002
Gilead Sciences, Inc.	514,218	43,163,459
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (A)	16,214	$12,297,833
Sage Therapeutics, Inc. (A)	234,359	10,391,478
Vertex Pharmaceuticals, Inc. (A)	70,912	22,911,667
Health care equipment and supplies 0.9%
Abbott Laboratories	326,057	36,045,601
Health care providers and services 2.2%
McKesson Corp.	67,578	25,590,437
UnitedHealth Group, Inc.	132,723	66,253,994
Life sciences tools and services 1.3%
PerkinElmer, Inc.	98,257	13,513,285
Thermo Fisher Scientific, Inc.	76,198	43,458,005
Pharmaceuticals 3.1%
AstraZeneca PLC	254,362	33,324,559
Eli Lilly & Company	204,642	70,427,544
Pfizer, Inc.	578,212	25,533,842
Industrials 4.4%		182,486,773
Industrial conglomerates 1.7%
Honeywell International, Inc.	178,474	37,208,260
Siemens AG	207,073	32,345,764
Machinery 2.7%
Deere & Company	145,299	61,438,229
Ingersoll Rand, Inc.	919,545	51,494,520
Information technology 13.6%		570,962,910
Communications equipment 1.7%
Cisco Systems, Inc.	1,478,431	71,955,237
Electronic equipment, instruments and components 0.6%
TE Connectivity, Ltd.	186,965	23,772,600
IT services 0.7%
PayPal Holdings, Inc. (A)	351,613	28,652,943
Semiconductors and semiconductor equipment 3.3%
Broadcom, Inc.	175,435	102,631,229
Micron Technology, Inc.	620,704	37,428,451
Software 5.5%
Microsoft Corp.	675,558	167,410,028
salesforce.com, Inc. (A)	200,487	33,675,801
SAP SE, ADR (B)	253,134	30,003,973
Technology hardware, storage and peripherals 1.8%
Apple, Inc.	522,785	75,432,648
Materials 2.6%		110,684,120
Chemicals 0.7%
Linde PLC	84,486	27,959,797
Containers and packaging 0.3%
Ball Corp.	248,624	14,479,862
Metals and mining 1.6%
Freeport-McMoRan, Inc.	1,529,459	68,244,461
Real estate 1.0%		39,602,146
Equity real estate investment trusts 1.0%
American Tower Corp.	92,163	20,588,293
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Digital Realty Trust, Inc.	165,886	$19,013,853
Utilities 0.0%		1,088,763
Multi-utilities 0.0%

Algonquin Power & Utilities Corp.	40,250	1,088,763

Preferred securities 0.1%		$1,707,184
(Cost $1,854,438)
Communication services 0.0%		642,420
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	642,420
Financials 0.0%		188,699
Banks 0.0%
Wells Fargo & Company, 7.500%	150	188,699
Utilities 0.1%		876,065
Multi-utilities 0.1%
NiSource, Inc., 7.750%	8,300	876,065

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 15.8%				$661,041,194
(Cost $664,975,192)
U.S. Government 6.1%				254,058,730
U.S. Treasury
Bond	2.250	02-15-52	8,387,000	6,301,389
Bond	3.000	02-15-47	684,000	601,813
Bond	3.000	08-15-52	122,500,000	108,393,339
Bond	3.375	08-15-42	41,523,000	39,258,699
Bond	3.375	11-15-48	8,387,000	7,921,456
Bond	4.000	11-15-42	39,239,000	40,551,054
Bond	4.000	11-15-52	24,280,000	25,964,425
Note	3.500	01-31-28	2,312,000	2,301,704
Note	3.875	01-15-26	425,000	424,967
Note	4.125	11-15-32	21,235,000	22,339,884
U.S. Government Agency 9.7%				406,982,464
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	1,584,848	1,495,003
15 Yr Pass Thru	4.500	12-01-37	1,072,279	1,080,163
30 Yr Pass Thru	2.500	08-01-51	5,190,257	4,595,176
30 Yr Pass Thru	2.500	11-01-51	3,800,751	3,356,964
30 Yr Pass Thru	2.500	12-01-51	1,344,529	1,178,294
30 Yr Pass Thru	3.000	03-01-43	446,708	421,017
30 Yr Pass Thru	3.000	12-01-45	2,050,768	1,914,238
30 Yr Pass Thru	3.000	10-01-46	6,883,231	6,409,925
30 Yr Pass Thru	3.000	10-01-46	2,170,246	2,020,337
30 Yr Pass Thru	3.000	12-01-46	1,651,876	1,536,224
30 Yr Pass Thru	3.000	12-01-46	1,489,557	1,388,063
30 Yr Pass Thru	3.000	04-01-47	2,590,125	2,397,678
30 Yr Pass Thru	3.000	10-01-49	3,518,292	3,245,887
30 Yr Pass Thru	3.000	10-01-49	2,682,233	2,470,369
30 Yr Pass Thru	3.000	12-01-49	789,294	727,689
30 Yr Pass Thru	3.000	12-01-49	3,751,554	3,444,676
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	01-01-50	4,968,310	$4,580,532
30 Yr Pass Thru	3.500	10-01-46	2,381,951	2,282,780
30 Yr Pass Thru	3.500	12-01-46	1,036,519	998,871
30 Yr Pass Thru	3.500	11-01-48	818,604	786,568
30 Yr Pass Thru	3.500	03-01-52	2,126,984	2,014,317
30 Yr Pass Thru	3.500	03-01-52	3,279,811	3,082,506
30 Yr Pass Thru	3.500	04-01-52	7,554,937	7,147,669
30 Yr Pass Thru	4.000	11-01-47	397,754	391,101
30 Yr Pass Thru	4.000	08-01-48	468,716	461,902
30 Yr Pass Thru	4.000	05-01-52	211,365	207,031
30 Yr Pass Thru	4.500	03-01-41	738,641	747,581
30 Yr Pass Thru	4.500	07-01-52	1,740,093	1,732,012
30 Yr Pass Thru	4.500	08-01-52	1,075,038	1,070,969
30 Yr Pass Thru	4.500	08-01-52	5,300,655	5,282,663
30 Yr Pass Thru	4.500	08-01-52	4,367,553	4,352,727
30 Yr Pass Thru	4.500	09-01-52	2,660,219	2,641,047
30 Yr Pass Thru	4.500	09-01-52	2,989,530	2,986,857
30 Yr Pass Thru	5.000	10-01-52	3,755,098	3,797,962
30 Yr Pass Thru	5.000	11-01-52	6,974,662	7,025,942
30 Yr Pass Thru	5.000	12-01-52	1,862,236	1,885,239
30 Yr Pass Thru	5.000	12-01-52	3,674,678	3,732,701
30 Yr Pass Thru	5.500	11-01-39	481,277	505,866
30 Yr Pass Thru	5.500	09-01-52	7,631,901	7,841,806
Federal National Mortgage Association
15 Yr Pass Thru (C)	4.500	TBA	7,124,000	7,178,822
15 Yr Pass Thru	4.500	11-01-37	5,609,157	5,650,399
15 Yr Pass Thru	4.500	12-01-37	1,791,193	1,804,363
30 Yr Pass Thru	2.000	10-01-50	1,477,790	1,265,400
30 Yr Pass Thru	2.000	02-01-52	17,681,038	14,979,667
30 Yr Pass Thru	2.500	09-01-50	10,089,427	8,961,015
30 Yr Pass Thru	2.500	08-01-51	6,993,405	6,176,289
30 Yr Pass Thru	2.500	08-01-51	3,762,384	3,319,844
30 Yr Pass Thru	2.500	10-01-51	1,819,034	1,605,075
30 Yr Pass Thru	2.500	11-01-51	4,032,540	3,570,825
30 Yr Pass Thru	2.500	01-01-52	4,206,001	3,703,067
30 Yr Pass Thru	2.500	03-01-52	37,619,962	33,074,515
30 Yr Pass Thru	3.000	02-01-43	270,459	252,646
30 Yr Pass Thru	3.000	03-01-43	110,653	104,195
30 Yr Pass Thru	3.000	05-01-43	171,278	161,282
30 Yr Pass Thru	3.000	12-01-45	1,982,862	1,842,971
30 Yr Pass Thru	3.000	02-01-47	1,690,731	1,574,620
30 Yr Pass Thru	3.000	10-01-47	3,480,684	3,236,208
30 Yr Pass Thru	3.000	12-01-47	916,364	848,278
30 Yr Pass Thru	3.000	10-01-49	4,007,157	3,699,406
30 Yr Pass Thru	3.000	11-01-49	714,365	657,939
30 Yr Pass Thru	3.000	02-01-52	2,388,261	2,179,840
30 Yr Pass Thru	3.500	06-01-42	1,766,786	1,702,815
30 Yr Pass Thru	3.500	06-01-43	3,311,943	3,196,021
30 Yr Pass Thru	3.500	12-01-44	615,439	590,820
30 Yr Pass Thru	3.500	04-01-45	534,063	514,369
30 Yr Pass Thru	3.500	04-01-45	210,075	202,328
30 Yr Pass Thru	3.500	07-01-47	4,811,608	4,632,670
30 Yr Pass Thru	3.500	12-01-47	762,520	730,112
30 Yr Pass Thru	3.500	06-01-49	4,160,821	3,977,479
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	09-01-49	452,426	$429,521
30 Yr Pass Thru	3.500	01-01-50	1,526,678	1,448,434
30 Yr Pass Thru	3.500	03-01-50	2,670,386	2,533,526
30 Yr Pass Thru	3.500	02-01-52	1,988,015	1,897,930
30 Yr Pass Thru	3.500	04-01-52	2,656,610	2,510,078
30 Yr Pass Thru	4.000	01-01-41	984,179	974,998
30 Yr Pass Thru	4.000	09-01-41	443,828	439,687
30 Yr Pass Thru	4.000	10-01-41	3,022,007	2,993,809
30 Yr Pass Thru	4.000	01-01-47	3,387,761	3,374,664
30 Yr Pass Thru	4.000	04-01-48	490,765	484,881
30 Yr Pass Thru	4.000	10-01-48	442,831	436,829
30 Yr Pass Thru	4.000	01-01-49	393,778	384,380
30 Yr Pass Thru	4.000	07-01-49	542,703	534,330
30 Yr Pass Thru	4.000	07-01-49	1,237,140	1,216,120
30 Yr Pass Thru	4.000	08-01-49	2,404,800	2,367,698
30 Yr Pass Thru	4.000	02-01-50	1,922,325	1,880,652
30 Yr Pass Thru	4.000	03-01-51	7,889,529	7,720,962
30 Yr Pass Thru	4.000	08-01-51	4,203,975	4,132,546
30 Yr Pass Thru	4.000	10-01-51	8,568,917	8,361,735
30 Yr Pass Thru	4.000	04-01-52	835,499	814,188
30 Yr Pass Thru	4.000	06-01-52	227,387	222,511
30 Yr Pass Thru	4.000	07-01-52	13,005,922	12,678,252
30 Yr Pass Thru (C)	4.500	TBA	18,708,000	18,474,150
30 Yr Pass Thru	4.500	11-01-39	871,975	880,340
30 Yr Pass Thru	4.500	09-01-40	455,896	460,881
30 Yr Pass Thru	4.500	05-01-41	277,797	280,778
30 Yr Pass Thru	4.500	07-01-41	1,060,188	1,071,701
30 Yr Pass Thru	4.500	01-01-43	334,281	337,996
30 Yr Pass Thru	4.500	04-01-48	1,826,835	1,842,470
30 Yr Pass Thru	4.500	07-01-48	737,143	739,076
30 Yr Pass Thru	4.500	06-01-52	3,313,942	3,302,693
30 Yr Pass Thru	4.500	06-01-52	7,619,611	7,584,223
30 Yr Pass Thru	4.500	07-01-52	6,215,810	6,188,883
30 Yr Pass Thru	4.500	08-01-52	3,734,215	3,690,032
30 Yr Pass Thru	4.500	08-01-52	832,570	829,419
30 Yr Pass Thru	4.500	08-01-52	6,165,908	6,092,953
30 Yr Pass Thru	4.500	09-01-52	5,129,054	5,137,289
30 Yr Pass Thru	4.500	10-01-52	4,551,665	4,558,973
30 Yr Pass Thru (C)	5.000	TBA	17,652,000	17,716,816
30 Yr Pass Thru	5.000	08-01-52	12,003,332	12,234,125
30 Yr Pass Thru	5.000	10-01-52	3,448,852	3,493,609
30 Yr Pass Thru	5.000	12-01-52	3,616,501	3,663,433
30 Yr Pass Thru	5.500	10-01-52	6,857,779	7,027,106
30 Yr Pass Thru	5.500	12-01-52	5,952,883	6,116,609
30 Yr Pass Thru	5.500	12-01-52	2,191,931	2,252,217
30 Yr Pass Thru	5.500	12-01-52	3,907,362	4,002,618
30 Yr Pass Thru	5.500	12-01-52	2,277,429	2,357,859
30 Yr Pass Thru	5.500	12-01-52	2,131,069	2,183,687
30 Yr Pass Thru	5.500	12-01-52	1,943,982	1,990,766
30 Yr Pass Thru	7.000	06-01-32	540	573
30 Yr Pass Thru	7.500	04-01-31	974	1,045

30 Yr Pass Thru	8.000	01-01-31	729	781
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Foreign government obligations 0.1%				$3,942,707
(Cost $4,292,758)
Argentina 0.0%				1,160,180
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	3,410,000	1,160,180
Qatar 0.1%				2,782,527
State of Qatar
Bond (D)	3.375	03-14-24	1,718,000	1,689,378

Bond (D)	5.103	04-23-48	1,060,000	1,093,149
Corporate bonds 16.5%				$692,523,469
(Cost $772,361,414)
Communication services 1.6%				68,917,934
Diversified telecommunication services 0.4%
AT&T, Inc.	3.500	06-01-41	2,780,000	2,231,841
AT&T, Inc.	3.650	06-01-51	3,575,000	2,750,364
AT&T, Inc.	3.800	02-15-27	320,000	310,918
C&W Senior Financing DAC (D)	6.875	09-15-27	1,450,000	1,379,356
Connect Finco SARL (D)	6.750	10-01-26	2,042,000	1,952,663
GCI LLC (D)	4.750	10-15-28	860,000	757,264
Kenbourne Invest SA (D)	4.700	01-22-28	309,000	231,137
Kenbourne Invest SA (D)	6.875	11-26-24	311,000	288,841
Level 3 Financing, Inc. (D)	3.400	03-01-27	2,649,000	2,292,632
Telesat Canada (D)	5.625	12-06-26	652,000	301,139
Total Play Telecomunicaciones SA de CV (D)	6.375	09-20-28	1,376,000	1,164,633
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	2,803,000	2,614,358
Entertainment 0.4%
Lions Gate Capital Holdings LLC (D)	5.500	04-15-29	1,234,000	802,100
Live Nation Entertainment, Inc. (D)	4.750	10-15-27	626,000	579,050
Netflix, Inc.	4.875	04-15-28	3,225,000	3,212,906
Netflix, Inc. (D)	4.875	06-15-30	1,474,000	1,455,722
Netflix, Inc. (D)	5.375	11-15-29	435,000	441,190
Netflix, Inc.	5.875	11-15-28	3,100,000	3,216,029
Take-Two Interactive Software, Inc.	3.300	03-28-24	1,884,000	1,846,439
Take-Two Interactive Software, Inc.	3.550	04-14-25	1,085,000	1,052,581
Warnermedia Holdings, Inc. (D)	5.050	03-15-42	820,000	700,143
Warnermedia Holdings, Inc. (D)	5.141	03-15-52	2,969,000	2,465,934
WMG Acquisition Corp. (D)	3.875	07-15-30	1,491,000	1,314,317
Interactive media and services 0.0%
Match Group Holdings II LLC (D)	3.625	10-01-31	470,000	377,175
Match Group Holdings II LLC (D)	4.125	08-01-30	1,271,000	1,093,060
Media 0.6%
CCO Holdings LLC (D)	4.500	06-01-33	1,180,000	958,750
Charter Communications Operating LLC	3.900	06-01-52	1,314,000	896,615
Charter Communications Operating LLC	4.200	03-15-28	3,212,000	3,055,187
Charter Communications Operating LLC	4.800	03-01-50	3,225,000	2,539,536
Charter Communications Operating LLC	5.750	04-01-48	3,713,000	3,305,600
Charter Communications Operating LLC	6.484	10-23-45	2,885,000	2,838,105
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	1,890,000	1,611,225
LCPR Senior Secured Financing DAC (D)	5.125	07-15-29	625,000	550,000
News Corp. (D)	3.875	05-15-29	1,943,000	1,738,558
News Corp. (D)	5.125	02-15-32	611,000	575,257
Sirius XM Radio, Inc. (D)	4.000	07-15-28	1,220,000	1,085,922
Sirius XM Radio, Inc. (D)	5.000	08-01-27	2,180,000	2,062,825
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Stagwell Global LLC (D)	5.625	08-15-29	2,178,000	$1,908,473
Univision Communications, Inc. (D)	4.500	05-01-29	508,000	437,093
Wireless telecommunication services 0.2%
Millicom International Cellular SA (D)	5.125	01-15-28	180,000	160,274
Millicom International Cellular SA (D)	6.250	03-25-29	1,066,500	982,079
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	1,260,000	1,229,221
Sprint LLC	7.875	09-15-23	1,454,000	1,475,625
T-Mobile USA, Inc.	2.875	02-15-31	245,000	209,454
T-Mobile USA, Inc.	3.375	04-15-29	2,210,000	2,014,262
T-Mobile USA, Inc.	3.875	04-15-30	3,015,000	2,823,793
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	1,581,000	1,628,288
Consumer discretionary 2.0%				83,386,147
Auto components 0.0%
Dealer Tire LLC (D)	8.000	02-01-28	642,000	591,167
Automobiles 0.8%
Ford Motor Company	3.250	02-12-32	980,000	777,794
Ford Motor Credit Company LLC	2.900	02-16-28	330,000	283,832
Ford Motor Credit Company LLC	4.000	11-13-30	1,045,000	912,431
Ford Motor Credit Company LLC	4.125	08-17-27	2,039,000	1,880,529
Ford Motor Credit Company LLC	4.134	08-04-25	5,410,000	5,166,388
Ford Motor Credit Company LLC	5.113	05-03-29	3,014,000	2,856,390
General Motors Company	5.400	10-15-29	2,175,000	2,160,738
General Motors Company	5.400	04-01-48	1,375,000	1,219,687
General Motors Financial Company, Inc.	2.400	10-15-28	4,272,000	3,659,849
General Motors Financial Company, Inc.	3.600	06-21-30	5,367,000	4,723,644
Hyundai Capital America (D)	1.000	09-17-24	2,134,000	1,993,229
Hyundai Capital America (D)	1.800	10-15-25	934,000	851,860
Hyundai Capital America (D)	2.375	10-15-27	726,000	644,442
Mercedes-Benz Finance North America LLC (D)	3.500	08-03-25	895,000	869,030
Nissan Motor Acceptance Company LLC (D)	1.125	09-16-24	1,076,000	997,464
Nissan Motor Acceptance Company LLC (D)	2.000	03-09-26	1,011,000	896,502
Nissan Motor Acceptance Company LLC (D)	3.450	03-15-23	960,000	957,498
Nissan Motor Company, Ltd. (D)	3.522	09-17-25	1,078,000	1,017,591
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	1,011,000	998,044
Service Corp. International	4.000	05-15-31	1,444,000	1,262,749
Sotheby’s (D)	7.375	10-15-27	707,000	679,054
Hotels, restaurants and leisure 0.7%
Affinity Gaming (D)	6.875	12-15-27	579,000	518,350
Booking Holdings, Inc.	4.625	04-13-30	2,389,000	2,398,444
Caesars Entertainment, Inc. (D)	7.000	02-15-30	524,000	533,170
CCM Merger, Inc. (D)	6.375	05-01-26	503,000	486,653
Choice Hotels International, Inc.	3.700	12-01-29	1,287,000	1,158,413
Choice Hotels International, Inc.	3.700	01-15-31	959,000	849,863
Expedia Group, Inc.	2.950	03-15-31	1,494,000	1,257,929
Expedia Group, Inc.	4.625	08-01-27	2,078,000	2,045,643
Expedia Group, Inc.	5.000	02-15-26	2,261,000	2,262,646
Full House Resorts, Inc. (D)	8.250	02-15-28	730,000	680,506
Hilton Grand Vacations Borrower Escrow LLC (D)	4.875	07-01-31	1,016,000	881,055
Hilton Grand Vacations Borrower Escrow LLC (D)	5.000	06-01-29	1,285,000	1,149,240
Hyatt Hotels Corp.	6.000	04-23-30	1,032,000	1,063,436
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Jacobs Entertainment, Inc. (D)	6.750	02-15-29	568,000	$528,263
Marriott International, Inc.	4.625	06-15-30	1,760,000	1,716,731
MGM Resorts International	4.750	10-15-28	2,307,000	2,091,806
Midwest Gaming Borrower LLC (D)	4.875	05-01-29	1,354,000	1,184,807
Mohegan Tribal Gaming Authority (D)	8.000	02-01-26	1,197,000	1,137,150
New Red Finance, Inc. (D)	4.000	10-15-30	2,882,000	2,453,303
Premier Entertainment Sub LLC (D)	5.625	09-01-29	807,000	580,032
Resorts World Las Vegas LLC (D)	4.625	04-16-29	1,290,000	1,054,901
Resorts World Las Vegas LLC (D)	4.625	04-06-31	600,000	463,759
Travel + Leisure Company (D)	4.625	03-01-30	1,354,000	1,151,355
Travel + Leisure Company	6.600	10-01-25	585,000	582,052
Wyndham Hotels & Resorts, Inc. (D)	4.375	08-15-28	741,000	683,428
Yum! Brands, Inc.	3.625	03-15-31	1,378,000	1,174,646
Yum! Brands, Inc. (D)	4.750	01-15-30	908,000	849,207
Household durables 0.1%
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	773,000	613,878
Century Communities, Inc. (D)	3.875	08-15-29	1,545,000	1,298,812
KB Home	4.000	06-15-31	1,246,000	1,038,963
KB Home	7.250	07-15-30	330,000	329,484
MDC Holdings, Inc.	2.500	01-15-31	632,000	482,478
Internet and direct marketing retail 0.0%
eBay, Inc.	2.700	03-11-30	2,477,000	2,177,055
Multiline retail 0.1%
Dollar Tree, Inc.	4.200	05-15-28	3,698,000	3,635,486
Macy’s Retail Holdings LLC (D)	5.875	04-01-29	287,000	266,914
Macy’s Retail Holdings LLC (D)	5.875	03-15-30	103,000	94,015
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	188,000	168,260
Specialty retail 0.2%
Asbury Automotive Group, Inc. (D)	4.625	11-15-29	274,000	241,789
Asbury Automotive Group, Inc.	4.750	03-01-30	884,000	773,282
AutoNation, Inc.	4.750	06-01-30	995,000	933,512
Group 1 Automotive, Inc. (D)	4.000	08-15-28	616,000	541,747
Ken Garff Automotive LLC (D)	4.875	09-15-28	603,000	519,334
Lithia Motors, Inc. (D)	3.875	06-01-29	577,000	490,265
Lithia Motors, Inc. (D)	4.375	01-15-31	577,000	491,258
Lithia Motors, Inc. (D)	4.625	12-15-27	288,000	267,840
The Michaels Companies, Inc. (D)	5.250	05-01-28	1,748,000	1,457,675
The Michaels Companies, Inc. (D)	7.875	05-01-29	1,615,000	1,227,400
Consumer staples 0.5%				20,945,393
Beverages 0.1%
Anheuser-Busch Companies LLC	4.900	02-01-46	866,000	845,286
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,556,000	1,472,012
Food and staples retailing 0.0%
Advantage Sales & Marketing, Inc. (D)	6.500	11-15-28	1,728,000	1,313,280
Food products 0.4%
Coruripe Netherlands BV (D)	10.000	02-10-27	1,488,000	1,119,274
JBS USA LUX SA (D)	3.625	01-15-32	1,400,000	1,169,560
JBS USA LUX SA (D)	3.750	12-01-31	434,000	366,634
JBS USA LUX SA (D)	5.125	02-01-28	909,000	889,205
JBS USA LUX SA (D)	5.750	04-01-33	2,479,000	2,430,808
Kraft Heinz Foods Company	4.375	06-01-46	3,663,000	3,198,512
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company	4.875	10-01-49	944,000	$882,928
Kraft Heinz Foods Company	5.000	06-04-42	1,265,000	1,217,494
MARB BondCo PLC (D)	3.950	01-29-31	1,895,000	1,492,464
NBM US Holdings, Inc. (D)	6.625	08-06-29	1,623,000	1,578,834
Household products 0.0%
Edgewell Personal Care Company (D)	4.125	04-01-29	595,000	518,394
Edgewell Personal Care Company (D)	5.500	06-01-28	961,000	910,077
Personal products 0.0%
Natura Cosmeticos SA (D)	4.125	05-03-28	889,000	733,567
Oriflame Investment Holding PLC (D)	5.125	05-04-26	1,277,000	807,064
Energy 1.9%				80,830,089
Energy equipment and services 0.0%
CSI Compressco LP (D)	7.500	04-01-25	1,439,000	1,351,250
CSI Compressco LP (D)	7.500	04-01-25	262,000	246,023
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (D)	10.000	04-01-26	1,156,918	980,210
Oil, gas and consumable fuels 1.9%
Aker BP ASA (D)	3.000	01-15-25	1,070,000	1,025,457
Aker BP ASA (D)	3.100	07-15-31	1,805,000	1,533,099
Aker BP ASA (D)	3.750	01-15-30	1,310,000	1,187,110
Aker BP ASA (D)	4.000	01-15-31	2,648,000	2,415,941
Altera Infrastructure LP (D)(E)	8.500	07-15-23	1,216,000	30,400
Antero Midstream Partners LP (D)	5.375	06-15-29	1,269,000	1,178,584
Antero Resources Corp. (D)	5.375	03-01-30	230,000	214,475
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	1,635,000	1,439,209
Cheniere Energy Partners LP	4.000	03-01-31	2,636,000	2,364,914
Cheniere Energy Partners LP	4.500	10-01-29	2,626,000	2,463,503
CNX Resources Corp. (D)	7.375	01-15-31	320,000	311,197
Continental Resources, Inc.	4.900	06-01-44	1,129,000	906,580
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	1,132,000	1,117,850
Diamondback Energy, Inc.	3.125	03-24-31	1,354,000	1,181,949
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	1,750,000	1,634,975
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	1,735,000	1,641,813
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,755,000	1,670,203
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	439,000	403,904
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	772,000	696,745
Energy Transfer LP	4.200	04-15-27	1,199,000	1,158,548
Energy Transfer LP	5.150	03-15-45	1,898,000	1,712,800
Energy Transfer LP	5.250	04-15-29	3,812,000	3,847,654
Energy Transfer LP	5.400	10-01-47	1,349,000	1,237,154
Energy Transfer LP	5.500	06-01-27	1,831,000	1,858,625
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (F)	6.500	11-15-26	2,395,000	2,246,223
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	3,068,000	2,678,183
EQM Midstream Partners LP (D)	7.500	06-01-27	226,000	225,995
EQM Midstream Partners LP (D)	7.500	06-01-30	128,000	127,840
EQT Corp.	5.678	10-01-25	422,000	422,551
Hess Midstream Operations LP (D)	4.250	02-15-30	399,000	349,447
Hess Midstream Operations LP (D)	5.500	10-15-30	178,000	166,005
Inversiones Latin America Power, Ltda. (D)	5.125	06-15-33	929,886	402,470
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,345,000	1,543,799
Leviathan Bond, Ltd. (D)	6.500	06-30-27	2,940,000	2,894,071
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Leviathan Bond, Ltd. (D)	6.750	06-30-30	256,000	$249,159
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	1,332,529	1,162,347
Midwest Connector Capital Company LLC (D)	3.900	04-01-24	1,886,000	1,842,919
MPLX LP	4.000	03-15-28	1,538,000	1,476,766
MPLX LP	4.125	03-01-27	310,000	300,551
MPLX LP	4.250	12-01-27	1,156,000	1,123,773
MPLX LP	4.950	09-01-32	1,038,000	1,022,070
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (F)	6.875	02-15-23	3,780,000	3,781,134
Occidental Petroleum Corp.	6.450	09-15-36	1,064,000	1,118,934
Occidental Petroleum Corp.	6.600	03-15-46	874,000	930,696
Ovintiv, Inc.	7.200	11-01-31	318,000	347,107
Parkland Corp. (D)	4.500	10-01-29	823,000	705,963
Parkland Corp. (D)	4.625	05-01-30	949,000	815,762
Petroleos Mexicanos	8.750	06-02-29	855,000	832,660
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,070,000	1,036,986
Sabine Pass Liquefaction LLC	4.500	05-15-30	2,270,000	2,203,476
Sabine Pass Liquefaction LLC	5.000	03-15-27	890,000	891,644
Sabine Pass Liquefaction LLC	5.875	06-30-26	1,274,000	1,302,751
Southwestern Energy Company	4.750	02-01-32	727,000	640,865
Sunoco LP	4.500	05-15-29	363,000	328,402
Sunoco LP	4.500	04-30-30	1,361,000	1,212,447
Targa Resources Corp.	4.950	04-15-52	2,315,000	1,982,204
Targa Resources Partners LP	4.000	01-15-32	1,896,000	1,655,598
The Williams Companies, Inc.	3.750	06-15-27	1,784,000	1,724,814
The Williams Companies, Inc.	4.650	08-15-32	1,499,000	1,462,431
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,100,000	1,074,108
Var Energi ASA (D)	8.000	11-15-32	1,466,000	1,574,735
Venture Global Calcasieu Pass LLC (D)	3.875	08-15-29	476,000	423,640
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	834,000	739,391
Financials 4.2%				176,034,156
Banks 2.6%
Banco Santander SA	4.379	04-12-28	1,380,000	1,329,314
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	2,758,000	2,403,590
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	2,415,000	2,065,389
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	4,842,000	4,087,871
Bank of America Corp.	3.248	10-21-27	2,187,000	2,086,080
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	2,318,000	2,019,984
Bank of America Corp.	3.950	04-21-25	2,424,000	2,383,591
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (F)	6.300	03-10-26	3,591,000	3,633,015
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%)	1.007	12-10-24	914,000	879,474
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (F)	4.375	03-15-28	1,977,000	1,606,962
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (F)	8.000	03-15-29	959,000	962,980
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (D)(F)	9.250	11-17-27	781,000	848,166
BPCE SA (D)	4.500	03-15-25	1,825,000	1,776,957
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	1,379,000	1,148,403
Citigroup, Inc.	4.600	03-09-26	3,626,000	3,604,800
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (F)	4.700	01-30-25	2,981,000	2,723,665
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (F)	6.250	08-15-26	2,215,000	2,229,486
Citizens Financial Group, Inc.	3.250	04-30-30	2,973,000	2,681,984
Credit Agricole SA (D)	2.811	01-11-41	1,137,000	781,107
Credit Agricole SA (D)	3.250	01-14-30	2,476,000	2,138,645
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(F)	7.875	01-23-24	1,350,000	$1,348,650
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (D)	6.466	01-09-26	694,000	704,631
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (F)	5.100	06-30-23	1,381,000	1,349,441
Freedom Mortgage Corp. (D)	8.125	11-15-24	975,000	943,342
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (F)	6.375	03-30-25	342,000	337,554
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (F)	6.500	04-16-25	375,000	366,589
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (D)	4.198	06-01-32	974,000	774,972
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	3,693,000	3,156,145
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	2,637,000	2,287,734
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	2,293,000	2,240,167
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (F)	4.600	02-01-25	2,233,000	2,099,020
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (F)	6.750	02-01-24	2,932,000	2,961,555
Lloyds Banking Group PLC	4.450	05-08-25	5,010,000	4,941,597
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	1,755,000	1,741,995
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (F)	5.125	11-01-26	755,000	700,640
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	918,000	861,995
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (F)	6.000	12-29-25	2,885,000	2,755,175
NatWest Markets PLC (D)	1.600	09-29-26	2,887,000	2,554,416
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	1,961,000	1,729,640
Santander Holdings USA, Inc.	3.244	10-05-26	4,279,000	4,025,508
Santander Holdings USA, Inc.	3.450	06-02-25	4,321,000	4,134,144
Santander Holdings USA, Inc.	4.400	07-13-27	870,000	846,275
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(F)	5.375	11-18-30	1,688,000	1,451,561
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)	6.221	06-15-33	1,152,000	1,143,829
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (D)	6.446	01-10-29	3,275,000	3,397,221
The PNC Financial Services Group, Inc.	3.150	05-19-27	97,000	92,445
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (F)	3.400	09-15-26	3,026,000	2,579,665
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (F)	4.850	06-01-23	1,001,000	985,186
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (F)(G)	8.492	05-01-23	1,861,000	1,865,651
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	4,399,000	3,986,689
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	3,365,000	2,978,001
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	1,964,000	1,531,312
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	1,671,000	1,473,491
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (F)	5.875	06-15-25	4,959,000	4,935,197
Capital markets 1.0%
Ares Capital Corp.	2.150	07-15-26	2,232,000	1,950,468
Ares Capital Corp.	2.875	06-15-28	1,511,000	1,276,010
Ares Capital Corp.	3.250	07-15-25	967,000	910,388
Ares Capital Corp.	3.875	01-15-26	1,677,000	1,577,496
Ares Capital Corp.	4.200	06-10-24	579,000	569,385
Blackstone Private Credit Fund	2.350	11-22-24	1,987,000	1,860,108
Blackstone Private Credit Fund	2.700	01-15-25	1,587,000	1,485,571
Blackstone Private Credit Fund	3.250	03-15-27	450,000	393,644
Blackstone Private Credit Fund	4.000	01-15-29	2,215,000	1,912,339
Cantor Fitzgerald LP (D)	4.875	05-01-24	2,164,000	2,133,240
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	1,807,000	1,597,065
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	2,475,000	1,955,261
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Lazard Group LLC	4.375	03-11-29	1,115,000	$1,072,301
Macquarie Bank, Ltd. (D)	3.624	06-03-30	1,265,000	1,090,785
Macquarie Bank, Ltd. (D)	4.875	06-10-25	1,529,000	1,506,218
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	5,557,000	5,222,258
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	1,170,000	951,643
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	3,451,000	2,675,094
Morgan Stanley	3.875	01-27-26	1,526,000	1,490,204
MSCI, Inc. (D)	3.250	08-15-33	1,072,000	879,040
MSCI, Inc. (D)	3.625	11-01-31	1,188,000	1,015,382
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	5,947,000	4,969,055
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	2,294,000	1,892,307
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(F)	7.000	01-31-24	1,198,000	1,190,477
Consumer finance 0.2%
Ally Financial, Inc.	5.125	09-30-24	2,834,000	2,831,315
Ally Financial, Inc.	7.100	11-15-27	1,157,000	1,221,051
Discover Financial Services	4.100	02-09-27	621,000	597,546
Enova International, Inc. (D)	8.500	09-01-24	142,000	137,918
Enova International, Inc. (D)	8.500	09-15-25	1,366,000	1,299,408
OneMain Finance Corp.	6.875	03-15-25	526,000	524,348
Insurance 0.3%
Athene Holding, Ltd.	3.500	01-15-31	865,000	746,476
CNA Financial Corp.	2.050	08-15-30	627,000	512,716
CNO Financial Group, Inc.	5.250	05-30-25	882,000	881,595
CNO Financial Group, Inc.	5.250	05-30-29	2,373,000	2,314,282
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	1,488,000	1,272,240
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,955,000	1,991,393
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	2,711,000	2,295,173
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	1,173,000	1,094,292
SBL Holdings, Inc. (D)	5.000	02-18-31	1,703,000	1,416,363
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	2,371,000	2,132,478
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	684,000	554,040
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	887,000	774,981
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	254,000	235,585
Radian Group, Inc.	4.500	10-01-24	985,000	952,321
Health care 0.8%				31,263,253
Biotechnology 0.1%
AbbVie, Inc.	3.200	11-21-29	5,537,000	5,148,494
Health care equipment and supplies 0.0%
Varex Imaging Corp. (D)	7.875	10-15-27	701,000	697,292
Health care providers and services 0.5%
AdaptHealth LLC (D)	5.125	03-01-30	915,000	814,380
AmerisourceBergen Corp.	2.800	05-15-30	1,794,000	1,576,214
Centene Corp.	2.450	07-15-28	507,000	439,188
Centene Corp.	3.000	10-15-30	1,667,000	1,425,285
Centene Corp.	3.375	02-15-30	935,000	821,977
CVS Health Corp.	3.750	04-01-30	506,000	474,099
CVS Health Corp.	3.875	07-20-25	358,000	350,711
CVS Health Corp.	5.050	03-25-48	1,857,000	1,765,483
DaVita, Inc. (D)	3.750	02-15-31	2,026,000	1,575,215
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
DaVita, Inc. (D)	4.625	06-01-30	1,977,000	$1,665,623
Encompass Health Corp.	4.500	02-01-28	462,000	431,254
Encompass Health Corp.	4.625	04-01-31	535,000	470,904
Fresenius Medical Care US Finance III, Inc. (D)	2.375	02-16-31	3,039,000	2,307,327
HCA, Inc.	5.250	04-15-25	1,508,000	1,509,545
HCA, Inc.	5.250	06-15-26	1,425,000	1,426,669
Universal Health Services, Inc. (D)	1.650	09-01-26	1,719,000	1,514,497
Universal Health Services, Inc. (D)	2.650	10-15-30	1,611,000	1,358,222
Pharmaceuticals 0.2%
Organon & Company (D)	5.125	04-30-31	1,470,000	1,327,101
Royalty Pharma PLC	1.750	09-02-27	1,169,000	1,015,994
Viatris, Inc.	2.300	06-22-27	699,000	616,331
Viatris, Inc.	2.700	06-22-30	1,552,000	1,278,932
Viatris, Inc.	4.000	06-22-50	1,807,000	1,252,516
Industrials 2.3%				98,134,427
Aerospace and defense 0.3%
DAE Funding LLC (D)	2.625	03-20-25	1,909,000	1,800,817
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,354,000	1,266,704
The Boeing Company	3.200	03-01-29	1,162,000	1,061,524
The Boeing Company	5.040	05-01-27	3,251,000	3,282,983
The Boeing Company	5.150	05-01-30	4,639,000	4,675,717
TransDigm, Inc.	5.500	11-15-27	1,094,000	1,044,744
Air freight and logistics 0.0%
Simpar Europe SA (D)	5.200	01-26-31	480,000	350,160
Airlines 0.9%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	619,265	570,464
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	456,012	411,238
Alaska Airlines 2020-1 Class B Pass Through Trust (D)	8.000	08-15-25	544,015	549,555
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	4,483,850	3,855,461
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	890,915	870,110
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,559,391	1,316,847
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	469,600	370,743
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,023,581	909,231
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	843,440	668,596
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,618,211	1,208,840
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,093,503	917,502
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	462,856	409,444
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,062,722	868,775
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	777,370	647,742
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	557,148	544,777
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	510,030	437,633
British Airways 2020-1 Class A Pass Through Trust (D)	4.250	11-15-32	471,126	434,667
British Airways 2020-1 Class B Pass Through Trust (D)	8.375	11-15-28	341,496	336,583
Delta Air Lines, Inc.	2.900	10-28-24	2,984,000	2,846,378
Delta Air Lines, Inc.	3.800	04-19-23	378,000	376,130
Delta Air Lines, Inc.	4.375	04-19-28	2,079,000	1,931,994
Delta Air Lines, Inc. (D)	4.500	10-20-25	338,000	333,965
Delta Air Lines, Inc. (D)	4.750	10-20-28	1,640,559	1,598,415
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,280,634	1,074,312
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	2,183,701	2,008,502
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,902,947	1,655,698
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	2,080,060	1,893,253
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	206,281	$189,000
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,512,611	1,294,417
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,354,655	3,354,655
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	659,832	636,738
United Airlines, Inc. (D)	4.375	04-15-26	140,000	132,907
United Airlines, Inc. (D)	4.625	04-15-29	288,000	262,688
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	97,876	97,115
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	842,525	846,232
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	249,432	242,108
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	806,343	747,029
Building products 0.1%
Builders FirstSource, Inc. (D)	4.250	02-01-32	1,630,000	1,402,204
Builders FirstSource, Inc. (D)	5.000	03-01-30	120,000	111,887
Builders FirstSource, Inc. (D)	6.375	06-15-32	964,000	943,786
Owens Corning	3.950	08-15-29	1,435,000	1,360,588
Commercial services and supplies 0.1%
Albion Financing 1 SARL (D)	6.125	10-15-26	959,000	860,440
Allied Universal Holdco LLC (D)	6.000	06-01-29	489,000	393,449
APX Group, Inc. (D)	5.750	07-15-29	1,358,000	1,174,759
Cimpress PLC (D)	7.000	06-15-26	1,473,000	1,022,695
GFL Environmental, Inc. (D)	4.375	08-15-29	647,000	573,773
Graphic Packaging International LLC (D)	3.500	03-01-29	1,359,000	1,196,124
Prime Security Services Borrower LLC (D)	3.375	08-31-27	192,000	170,371
Prime Security Services Borrower LLC (D)	6.250	01-15-28	792,000	751,133
Construction and engineering 0.1%
Global Infrastructure Solutions, Inc. (D)	5.625	06-01-29	1,445,000	1,184,900
MasTec, Inc. (D)	4.500	08-15-28	887,000	822,195
Tutor Perini Corp. (D)	6.875	05-01-25	1,485,000	1,322,987
Electrical equipment 0.1%
Regal Rexnord Corp. (D)	6.050	02-15-26	1,253,000	1,273,329
Regal Rexnord Corp. (D)	6.400	04-15-33	1,074,000	1,101,200
Machinery 0.0%
Flowserve Corp.	3.500	10-01-30	1,019,000	888,547
Hillenbrand, Inc.	3.750	03-01-31	594,000	498,960
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	419,000	413,763
TK Elevator U.S. Newco, Inc. (D)	5.250	07-15-27	366,000	338,759
Professional services 0.1%
CoStar Group, Inc. (D)	2.800	07-15-30	2,304,000	1,946,819
TriNet Group, Inc. (D)	3.500	03-01-29	608,000	510,556
Road and rail 0.1%
Uber Technologies, Inc. (D)	4.500	08-15-29	2,223,000	1,979,165
Uber Technologies, Inc. (D)	7.500	05-15-25	1,306,000	1,324,641
Uber Technologies, Inc. (D)	7.500	09-15-27	2,062,000	2,093,693
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	1.650	10-29-24	1,011,000	945,831
AerCap Ireland Capital DAC	1.750	01-30-26	2,043,000	1,836,347
AerCap Ireland Capital DAC	2.450	10-29-26	6,003,000	5,400,307
AerCap Ireland Capital DAC	2.875	08-14-24	2,008,000	1,920,932
Air Lease Corp.	2.100	09-01-28	1,159,000	989,868
Air Lease Corp.	2.875	01-15-26	923,000	865,977
Air Lease Corp.	3.625	12-01-27	1,495,000	1,399,372
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Ashtead Capital, Inc. (D)	2.450	08-12-31	1,113,000	$897,490
Ashtead Capital, Inc. (D)	4.250	11-01-29	601,000	560,980
Ashtead Capital, Inc. (D)	4.375	08-15-27	1,075,000	1,030,964
Ashtead Capital, Inc. (D)	5.550	05-30-33	709,000	711,617
Beacon Roofing Supply, Inc. (D)	4.125	05-15-29	1,104,000	951,739
BlueLinx Holdings, Inc. (D)	6.000	11-15-29	1,477,000	1,309,361
SMBC Aviation Capital Finance DAC (D)	2.300	06-15-28	666,000	562,108
United Rentals North America, Inc.	3.875	11-15-27	785,000	745,750
United Rentals North America, Inc.	4.875	01-15-28	2,078,000	2,012,668
Information technology 1.3%				55,956,647
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	2,623,000	2,122,463
Motorola Solutions, Inc.	2.750	05-24-31	2,304,000	1,908,087
Motorola Solutions, Inc.	4.600	05-23-29	840,000	820,001
IT services 0.2%
Block, Inc.	3.500	06-01-31	643,000	536,915
CGI, Inc. (D)	1.450	09-14-26	1,976,000	1,771,720
Gartner, Inc. (D)	3.625	06-15-29	573,000	514,554
Gartner, Inc. (D)	4.500	07-01-28	1,997,000	1,897,130
Sabre GLBL, Inc. (D)	7.375	09-01-25	918,000	900,436
VeriSign, Inc.	2.700	06-15-31	1,093,000	939,363
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc. (D)	3.419	04-15-33	2,827,000	2,371,705
Broadcom, Inc.	4.750	04-15-29	6,792,000	6,704,069
Broadcom, Inc. (D)	4.926	05-15-37	1,218,000	1,117,957
KLA Corp.	4.100	03-15-29	1,232,000	1,216,137
Marvell Technology, Inc.	2.450	04-15-28	2,500,000	2,192,432
Micron Technology, Inc.	4.185	02-15-27	5,330,000	5,195,710
Micron Technology, Inc.	5.327	02-06-29	4,718,000	4,742,938
NXP BV	3.875	06-18-26	2,629,000	2,537,906
Qorvo, Inc. (D)	1.750	12-15-24	1,164,000	1,089,132
Qorvo, Inc. (D)	3.375	04-01-31	1,276,000	1,055,239
Renesas Electronics Corp. (D)	1.543	11-26-24	1,501,000	1,387,264
Software 0.1%
Autodesk, Inc.	2.850	01-15-30	1,513,000	1,340,263
Consensus Cloud Solutions, Inc. (D)	6.500	10-15-28	1,132,000	1,059,790
Infor, Inc. (D)	1.750	07-15-25	413,000	375,974
Oracle Corp.	2.950	04-01-30	3,973,000	3,494,750
Technology hardware, storage and peripherals 0.2%
Atento Luxco 1 SA (D)	8.000	02-10-26	421,000	228,182
CDW LLC	3.250	02-15-29	460,000	398,454
Dell International LLC	4.900	10-01-26	3,270,000	3,251,642
Dell International LLC	5.300	10-01-29	1,564,000	1,578,857
Dell International LLC	5.850	07-15-25	1,093,000	1,113,713
Western Digital Corp.	4.750	02-15-26	2,167,000	2,093,864
Materials 0.7%				29,563,757
Chemicals 0.1%
Braskem Idesa SAPI (D)	6.990	02-20-32	1,072,000	793,923
Braskem Netherlands Finance BV (D)	5.875	01-31-50	2,015,000	1,672,223
Sasol Financing USA LLC	5.500	03-18-31	2,017,000	1,759,833
Trinseo Materials Operating SCA (D)	5.125	04-01-29	928,000	668,536
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Valvoline, Inc. (D)	3.625	06-15-31	1,712,000	$1,440,494
Construction materials 0.1%
Cemex SAB de CV (D)	3.875	07-11-31	1,725,000	1,454,451
Cemex SAB de CV (D)	5.200	09-17-30	1,176,000	1,100,004
Standard Industries, Inc. (D)	3.375	01-15-31	706,000	560,718
Standard Industries, Inc. (D)	4.375	07-15-30	873,000	746,302
Standard Industries, Inc. (D)	5.000	02-15-27	196,000	185,737
Containers and packaging 0.1%
Mauser Packaging Solutions Holding Company (D)	7.875	08-15-26	805,000	812,044
Owens-Brockway Glass Container, Inc. (D)	6.625	05-13-27	689,000	675,498
Pactiv Evergreen Group Issuer, Inc. (D)	4.000	10-15-27	1,915,000	1,718,713
Pactiv Evergreen Group Issuer, Inc. (D)	4.375	10-15-28	907,000	806,135
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	280,000	250,261
Metals and mining 0.4%
Anglo American Capital PLC (D)	4.750	04-10-27	1,170,000	1,164,628
Arconic Corp. (D)	6.125	02-15-28	747,000	717,713
First Quantum Minerals, Ltd. (D)	6.500	03-01-24	500,000	499,325
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	763,000	741,979
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	1,192,000	1,155,495
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	583,000	574,076
Freeport-McMoRan, Inc.	4.250	03-01-30	2,022,000	1,887,035
Freeport-McMoRan, Inc.	4.625	08-01-30	2,169,000	2,083,238
Freeport-McMoRan, Inc.	5.450	03-15-43	2,369,000	2,301,488
Hudbay Minerals, Inc. (D)	4.500	04-01-26	288,000	265,320
JW Aluminum Continuous Cast Company (D)	10.250	06-01-26	426,000	432,390
Newmont Corp.	2.800	10-01-29	819,000	720,710
Novelis Corp. (D)	4.750	01-30-30	2,329,000	2,107,745
Volcan Cia Minera SAA (D)	4.375	02-11-26	303,000	267,743
Real estate 0.6%				24,293,328
Equity real estate investment trusts 0.6%
American Homes 4 Rent LP	4.250	02-15-28	1,050,000	1,006,412
American Tower Corp.	1.600	04-15-26	1,241,000	1,121,544
American Tower Corp.	3.550	07-15-27	1,512,000	1,427,966
American Tower Corp.	3.800	08-15-29	3,112,000	2,908,444
Crown Castle, Inc.	3.800	02-15-28	1,024,000	977,180
GLP Capital LP	3.250	01-15-32	878,000	727,967
GLP Capital LP	4.000	01-15-30	858,000	775,051
GLP Capital LP	5.375	04-15-26	1,609,000	1,607,359
Host Hotels & Resorts LP	3.375	12-15-29	2,195,000	1,911,454
Host Hotels & Resorts LP	3.500	09-15-30	1,253,000	1,071,757
Host Hotels & Resorts LP	4.500	02-01-26	951,000	930,300
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	382,000	331,195
Iron Mountain, Inc. (D)	4.875	09-15-29	781,000	705,348
Iron Mountain, Inc. (D)	5.250	07-15-30	931,000	842,499
RHP Hotel Properties LP (D)	4.500	02-15-29	1,232,000	1,095,005
SBA Tower Trust (D)	2.836	01-15-25	1,172,000	1,107,932
SBA Tower Trust (D)	6.599	01-15-28	659,000	686,573
Ventas Realty LP	3.500	02-01-25	576,000	558,093
VICI Properties LP (D)	3.875	02-15-29	798,000	718,884
VICI Properties LP (D)	4.125	08-15-30	1,099,000	983,041
VICI Properties LP (D)	4.625	12-01-29	2,085,000	1,941,632
VICI Properties LP	5.125	05-15-32	442,000	422,817
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
XHR LP (D)	4.875	06-01-29	490,000	$434,875
Utilities 0.6%				23,198,338
Electric utilities 0.4%
Atlantica Transmision Sur SA (D)	6.875	04-30-43	812,083	751,623
Emera US Finance LP	3.550	06-15-26	920,000	872,728
FirstEnergy Corp.	2.650	03-01-30	1,259,000	1,075,740
FirstEnergy Corp.	3.400	03-01-50	475,000	337,445
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	515,000	414,358
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	800,000	677,827
NRG Energy, Inc. (D)	2.450	12-02-27	1,813,000	1,556,506
NRG Energy, Inc. (D)	3.375	02-15-29	420,000	347,227
NRG Energy, Inc. (D)	3.625	02-15-31	1,054,000	834,873
NRG Energy, Inc. (D)	3.875	02-15-32	2,092,000	1,628,418
NRG Energy, Inc. (D)	4.450	06-15-29	1,365,000	1,249,131
Vistra Operations Company LLC (D)	3.700	01-30-27	3,350,000	3,118,666
Vistra Operations Company LLC (D)	4.300	07-15-29	3,142,000	2,904,592
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	1,635,000	1,585,950
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	1,201,000	1,065,348
DPL, Inc.	4.125	07-01-25	1,185,000	1,128,254
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	127,980	118,695
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	1,340,000	1,242,859
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	240,011
Multi-utilities 0.1%

Dominion Energy, Inc.	3.375	04-01-30	1,191,000	1,085,323

NiSource, Inc.	3.600	05-01-30	1,041,000	962,764
Municipal bonds 0.1%				$3,340,842
(Cost $3,867,436)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	1,081,187
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,523,000	1,353,878
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	95,000	82,647

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	923,000	823,130
Term loans (H) 0.0%				$1,533,685
(Cost $1,747,290)
Industrials 0.0%				1,219,357
Professional services 0.0%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	8.125	06-02-28	1,440,538	1,219,357
Materials 0.0%				314,328
Containers and packaging 0.0%

Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 4.175%)	8.836	03-30-29	320,390	314,328

Collateralized mortgage obligations 3.0%				$124,631,748
(Cost $137,025,461)
Commercial and residential 2.1%				88,234,040
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(I)	0.990	04-25-53	713,919	660,197
Series 2021-2, Class A1 (D)(I)	0.985	04-25-66	565,916	481,878
Series 2021-4, Class A1 (D)(I)	1.035	01-20-65	1,365,221	1,123,324
Series 2021-5, Class A1 (D)(I)	0.951	07-25-66	1,843,237	1,543,633
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(I)	1.175	10-25-48	1,010,553	$852,517
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (D)(I)	3.719	11-05-32	575,000	437,257
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	665,000	637,425
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	822,000	781,650
BBCMS Trust
Series 2015-SRCH, Class D (D)(I)	4.957	08-10-35	840,000	731,819
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	950,440	913,248
Series 2019-B13, Class A2	2.889	08-15-57	780,000	743,715
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (D)(G)	6.248	05-15-39	1,521,000	1,504,916
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (D)(G)	6.797	05-15-39	570,000	554,620
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (D)(G)	6.376	04-15-37	4,432,000	4,365,415
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(I)	0.941	02-25-49	791,275	701,141
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (D)	0.179	01-10-35	7,015,000	877
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month CME Term SOFR + 1.044%) (D)(G)	5.523	10-15-37	1,354,283	1,335,216
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (D)(G)	5.310	11-15-38	1,348,000	1,319,532
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (D)(G)	5.559	09-15-36	1,945,000	1,865,272
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (D)(G)	5.468	01-17-39	3,220,000	3,144,461
BX Trust
Series 2022-CLS, Class A (D)	5.760	10-13-27	1,528,000	1,510,180
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (D)(G)	6.209	12-15-37	478,000	470,051
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (D)(G)	7.009	12-15-37	946,000	917,547
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (D)	3.341	05-10-36	1,658,000	1,634,030
Series 2019-SMRT, Class A (D)	4.149	01-10-36	853,000	836,267
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (D)(I)	0.924	08-25-66	1,105,019	903,075
Series 2021-3, Class A1 (D)(I)	0.956	09-27-66	1,674,928	1,357,759
Series 2021-HX1, Class A1 (D)(I)	1.110	10-25-66	1,309,513	1,090,417
COLT Trust
Series 2020-RPL1, Class A1 (D)(I)	1.390	01-25-65	2,661,927	2,325,157
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.228	10-15-45	892,060	9
Series 2014-CR15, Class XA IO	0.617	02-10-47	4,042,406	18,167
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.434	05-10-51	9,575,455	181,054
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(I)	4.394	08-10-30	880,000	794,000
Series 2017-PANW, Class A (D)	3.244	10-10-29	305,000	287,234
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	987,000	923,413
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(G)	6.059	05-15-36	1,390,000	1,372,520
Series 2020-NET, Class A (D)	2.257	08-15-37	676,305	614,763
Series 2021-NQM2, Class A1 (D)(I)	1.179	02-25-66	1,062,805	914,227
Series 2021-NQM3, Class A1 (D)(I)	1.015	04-25-66	925,286	773,568
Series 2021-NQM5, Class A1 (D)(I)	0.938	05-25-66	640,905	516,897
Series 2021-NQM6, Class A1 (D)(I)	1.174	07-25-66	1,686,373	1,378,312
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(I)	0.797	02-25-66	745,078	621,303
Series 2021-2, Class A1 (D)(I)	0.931	06-25-66	1,053,889	863,251
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(I)	2.500	02-01-51	1,982,603	$1,655,087
GCAT Trust
Series 2021-NQM1, Class A1 (D)(I)	0.874	01-25-66	696,208	595,052
Series 2021-NQM2, Class A1 (D)(I)	1.036	05-25-66	794,806	648,091
Series 2021-NQM3, Class A1 (D)(I)	1.091	05-25-66	1,233,499	1,020,694
GS Mortgage Securities Trust
Series 2015-590M, Class C (D)(I)	3.805	10-10-35	320,000	286,012
Series 2017-485L, Class C (D)(I)	3.982	02-10-37	250,000	216,313
Series 2019-GC40, Class A2	2.971	07-10-52	845,000	816,616
Series 2020-UPTN, Class A (D)	2.751	02-10-37	650,000	602,316
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(I)	1.382	09-27-60	181,617	166,403
Series 2021-NQM1, Class A1 (D)(I)	1.017	07-25-61	497,451	428,815
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(I)	1.071	06-25-56	804,915	679,633
IMT Trust
Series 2017-APTS, Class AFX (D)	3.478	06-15-34	330,000	316,621
Series 2017-APTS, Class CFX (D)(I)	3.497	06-15-34	400,000	379,460
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (D)(G)	6.967	08-15-39	2,548,000	2,560,757
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(I)	3.173	05-15-48	1,466,000	1,452,473
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	1,161,000	1,060,858
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(G)	5.809	05-15-36	840,000	828,372
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (D)(G)	5.159	03-15-38	1,848,967	1,808,446
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (D)(G)	5.859	03-15-38	1,543,263	1,485,286
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (D)(G)	5.773	05-15-39	4,322,000	4,273,301
MFA Trust
Series 2021-NQM1, Class A1 (D)(I)	1.153	04-25-65	588,688	526,030
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(I)	3.790	11-15-32	464,000	396,365
Series 2018-ALXA, Class C (D)(I)	4.316	01-15-43	380,000	329,555
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	907,936	823,883
OBX Trust
Series 2020-EXP2, Class A3 (D)(I)	2.500	05-25-60	337,891	286,180
Series 2021-NQM2, Class A1 (D)(I)	1.101	05-25-61	1,135,800	911,056
Series 2021-NQM3, Class A1 (D)(I)	1.054	07-25-61	1,798,928	1,432,472
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	240,000	213,446
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (D)(I)	2.000	01-25-36	1,605,367	1,395,382
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	1,738,000	1,344,302
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (D)(G)	5.479	01-15-39	4,367,000	4,263,106
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (D)(I)	2.447	12-25-66	1,874,109	1,618,450
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(I)	3.657	10-25-53	566,000	548,591
Series 2015-2, Class 1M2 (D)(I)	3.470	11-25-60	668,260	654,384
Series 2017-2, Class A1 (D)(I)	2.750	04-25-57	20,592	20,345
Series 2018-1, Class A1 (D)(I)	3.000	01-25-58	145,220	140,552
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	769,714	717,633
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	70,905	68,303
Series 2018-6, Class A1A (D)(I)	3.750	03-25-58	631,168	615,606
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-1, Class A1 (D)(I)	3.728	03-25-58	874,363	$842,535
Series 2019-4, Class A1 (D)(I)	2.900	10-25-59	909,662	847,878
Series 2020-4, Class A1 (D)	1.750	10-25-60	1,369,405	1,228,283
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (D)	1.218	05-25-65	306,904	281,840
Series 2021-3, Class A1 (D)(I)	1.046	06-25-66	1,417,201	1,206,609
Series 2021-4, Class A1 (D)(I)	0.938	07-25-66	753,095	617,818
Series 2021-5, Class A1 (D)(I)	1.013	09-25-66	1,274,770	1,055,271
Series 2021-R1, Class A1 (D)(I)	0.820	10-25-63	626,810	566,245
U.S. Government Agency 0.9%				36,397,708
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (D)(G)	5.310	01-25-42	2,019,711	1,981,290
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (D)(G)	5.610	02-25-42	1,324,181	1,315,224
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (D)(G)	6.710	02-25-42	1,956,000	1,920,693
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (D)(G)	6.310	04-25-42	1,799,787	1,805,255
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (D)(G)	7.210	04-25-42	1,172,000	1,175,830
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (D)(G)	6.510	05-25-42	1,408,901	1,418,401
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (D)(G)	7.660	05-25-42	1,791,000	1,823,163
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (D)(G)	8.810	06-25-42	1,955,000	2,075,366
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (D)(G)	6.410	03-25-42	1,668,138	1,676,693
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (D)(G)	6.310	03-25-42	717,808	719,599
Series 427, Class C20 IO	2.000	02-25-51	11,430,213	1,534,664
Series 427, Class C77 IO	2.500	09-25-51	5,435,140	806,544
Government National Mortgage Association
Series 2012-114, Class IO	0.612	01-16-53	850,559	13,190
Series 2016-174, Class IO	0.876	11-16-56	1,635,982	67,467
Series 2017-109, Class IO	0.271	04-16-57	1,837,536	35,947
Series 2017-124, Class IO	0.620	01-16-59	1,728,744	53,429
Series 2017-135, Class IO	0.721	10-16-58	2,814,998	117,136
Series 2017-140, Class IO	0.486	02-16-59	1,316,769	44,830
Series 2017-159, Class IO	0.434	06-16-59	2,002,272	66,079
Series 2017-169, Class IO	0.588	01-16-60	24,081,491	829,111
Series 2017-20, Class IO	0.532	12-16-58	2,327,753	61,445
Series 2017-22, Class IO	0.795	12-16-57	836,339	31,687
Series 2017-41, Class IO	0.600	07-16-58	1,459,729	41,992
Series 2017-46, Class IO	0.696	11-16-57	2,596,805	99,292
Series 2017-61, Class IO	0.746	05-16-59	1,137,031	43,577
Series 2018-158, Class IO	0.770	05-16-61	3,083,076	158,060
Series 2018-35, Class IO	0.529	03-16-60	3,886,907	147,158
Series 2018-43, Class IO	0.439	05-16-60	4,858,935	166,002
Series 2018-68, Class IO	0.422	01-16-60	6,434,939	220,222
Series 2018-69, Class IO	0.611	04-16-60	3,479,625	163,700
Series 2018-81, Class IO	0.475	01-16-60	4,912,114	200,058
Series 2018-9, Class IO	0.443	01-16-60	6,225,047	196,322
Series 2019-131, Class IO	0.802	07-16-61	3,081,631	173,406
Series 2020-100, Class IO	0.782	05-16-62	4,192,715	252,702
Series 2020-108, Class IO	0.847	06-16-62	24,234,378	1,475,476
Series 2020-114, Class IO	0.800	09-16-62	11,300,983	706,412
Series 2020-118, Class IO	0.881	06-16-62	9,200,949	582,910
Series 2020-119, Class IO	0.602	08-16-62	4,658,104	240,166
Series 2020-120, Class IO	0.760	05-16-62	2,815,916	168,387
Series 2020-137, Class IO	0.794	09-16-62	19,446,563	1,130,330
Series 2020-150, Class IO	0.961	12-16-62	8,842,131	639,756
Series 2020-170, Class IO	0.832	11-16-62	11,359,036	738,583
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-92, Class IO	0.877	02-16-62	9,840,232	$659,257
Series 2021-110, Class IO	0.872	11-16-63	7,460,561	522,353
Series 2021-163, Class IO	0.797	03-16-64	9,365,809	607,301
Series 2021-183, Class IO	0.871	01-16-63	7,296,422	483,918
Series 2021-3, Class IO	0.867	09-16-62	20,904,752	1,379,101
Series 2021-40, Class IO	0.824	02-16-63	4,219,929	275,460
Series 2021-47, Class IO	0.992	03-16-61	27,121,395	1,951,246
Series 2022-17, Class IO	0.802	06-16-64	11,397,000	774,655
Series 2022-181, Class IO	0.715	07-16-64	5,425,180	410,003
Series 2022-21, Class IO	0.783	10-16-63	4,862,592	320,869
Series 2022-53, Class IO	0.712	06-16-64	18,174,003	1,035,856

Series 2022-57, Class IO	0.756	09-16-63	13,566,031	860,135
Asset backed securities 2.8%				$116,329,003
(Cost $129,100,575)
Asset backed securities 2.8%				116,329,003
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (D)	3.199	12-20-30	716,000	659,210
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	3,805,000	3,378,350
AMSR Trust
Series 2020-SFR4, Class A (D)	1.355	11-17-37	777,000	706,378
Series 2021-SFR4, Class A (D)	2.117	12-17-38	439,000	393,116
Applebee’s Funding LLC
Series 2019-1A, Class A2I (D)	4.194	06-05-49	2,545,290	2,484,399
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	825,325	741,107
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	2,667,600	2,355,643
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	2,401,000	2,270,397
Series 2020-1A, Class A (D)	2.330	08-20-26	2,091,000	1,959,185
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (D)	3.280	09-26-33	929,979	886,151
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (D)(G)	5.912	07-15-32	1,165,000	1,146,976
CarMax Auto Owner Trust
Series 2022-1, Class A3	1.470	12-15-26	1,297,000	1,237,391
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	1,485,000	1,373,463
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	2,554,094	2,308,071
Series 2021-1A, Class A1 (D)	1.530	03-15-61	2,559,869	2,256,203
Chase Auto Credit Linked Notes
Series 2021-3, Class B (D)	0.760	02-26-29	808,108	767,603
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	2,784,134	2,466,988
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	2,538,957	2,221,655
Series 2022-1A, Class A (D)	2.720	01-18-47	1,609,650	1,423,254
DataBank Issuer
Series 2021-1A, Class A2 (D)	2.060	02-27-51	1,281,000	1,151,633
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	928,688	877,633
Series 2021-1A, Class A2I (D)	2.045	11-20-51	4,087,710	3,604,101
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	514,000	409,103
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	2,822,450	2,687,703
Series 2021-1A, Class A2I (D)	2.662	04-25-51	1,904,085	1,659,882
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	1,497,440	$1,282,827
Series 2021-1A, Class A2 (D)	2.791	10-20-51	2,366,050	1,954,095
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (D)(G)	6.032	04-15-33	1,874,000	1,862,297
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	08-17-37	3,048,359	2,783,200
Series 2020-SFR2, Class A (D)	1.266	10-19-37	2,005,039	1,822,440
Series 2021-SFR1, Class A (D)	1.538	08-17-38	1,484,595	1,320,010
Series 2021-SFR1, Class D (D)	2.189	08-17-38	1,729,000	1,487,115
Five Guys Funding LLC
Series 2017-1A, Class A2 (D)	4.600	07-25-47	1,317,930	1,244,877
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	3,803,000	3,714,331
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A3	1.260	11-16-26	642,000	608,785
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	1,423,000	1,306,786
Series 2021-1A, Class A2 (D)	2.773	04-20-29	1,914,000	1,760,167
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	307,143	302,898
Series 2018-AA, Class A (D)	3.540	02-25-32	293,119	283,746
Series 2022-1D, Class B (D)	4.100	06-20-34	192,989	185,420
Home Partners of America Trust
Series 2021-2, Class A (D)	1.901	12-17-26	857,601	766,741
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	1,248,000	1,163,031
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	670,065	607,135
Series 2022-1A, Class A2I (D)	3.445	02-26-52	2,168,970	1,937,868
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (D)	2.730	10-25-48	53,951	52,460
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	618,081	601,767
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (D)	3.910	12-15-45	158,217	153,631
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	910,010	848,493
Navient Student Loan Trust
Series 2020-2A, Class A1A (D)	1.320	08-26-69	1,247,342	1,063,993
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	3,608,723	3,055,621
Series 2022-1A, Class A2 (D)	3.695	01-30-52	1,453,320	1,211,206
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	3,311,000	2,883,444
Series 2021-1, Class B1 (D)	2.410	10-20-61	1,005,000	839,271
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	455,802	418,036
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (D)(G)	5.958	10-20-34	1,131,000	1,110,879
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (D)	4.459	02-15-27	302,441	300,256
Series 2020-1A, Class A2 (D)	3.101	02-15-28	125,185	123,924
PFS Financing Corp.
Series 2020-E, Class A (D)	1.000	10-15-25	1,362,000	1,320,545
Progress Residential Trust
Series 2020-SFR1, Class A (D)	1.732	04-17-37	1,129,968	1,053,221
Series 2021-SFR8, Class B (D)	1.681	10-17-38	1,093,000	959,395
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	153,692	150,212
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (D)	2.510	01-26-32	2,804,000	$2,677,214
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	2,453,995	2,275,754
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A (D)	3.200	01-20-36	148,826	144,164
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	1,355,208	1,276,155
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	1,625,242	1,468,961
Series 2021-A, Class APT2 (D)	1.070	01-15-53	963,831	842,602
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	2,067,791	1,908,097
Series 2021-1A, Class A2I (D)	2.190	08-20-51	1,912,160	1,574,893
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	411,110	332,379
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	3,481,830	3,041,379
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	1,297,075	1,106,601
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	2,725,667	2,400,035
Series 2021-1A, Class A (D)	1.860	03-20-46	2,475,941	2,142,134
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	2,175,000	1,951,834
Series 2020-2A, Class A2 (D)	1.992	09-15-45	1,650,000	1,402,739
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (D)	2.152	10-20-31	407,025	373,378
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	1,592,000	1,501,770
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	2,299,219	1,953,189
VSE VOI Mortgage LLC
Series 2017-A, Class A (D)	2.330	03-20-35	658,596	634,229
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	2,008,415	1,700,228
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	366,525	282,268
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	1,624,265	1,373,282

	Par value^	Value
Escrow certificates 0.0%		$663
(Cost $0)
LSC Communications, Inc. (A)(D)	1,051,650	663

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.8%				$118,171,915
(Cost $118,150,036)
U.S. Government Agency 1.9%				79,600,000
Federal Agricultural Mortgage Corp. Discount Note	4.110	02-01-23	58,600,000	58,600,000
Federal Home Loan Bank Discount Note	4.110	02-01-23	21,000,000	21,000,000

	Yield (%)	Shares	Value
Short-term funds 0.9%			38,571,915
John Hancock Collateral Trust (J)	4.3787(K)	3,858,040	38,571,915

24	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $3,432,771,846) 100.6%	$4,209,789,442
Other assets and liabilities, net (0.6%)	(23,771,302)
Total net assets 100.0%	$4,186,018,140

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-23. The value of securities on loan amounted to $37,837,863.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $458,608,405 or 11.0% of the fund’s net assets as of 1-31-23.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 1-31-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	25

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$2,486,567,032	$2,367,163,640	$119,403,392	—
Preferred securities	1,707,184	1,707,184	—	—
U.S. Government and Agency obligations	661,041,194	—	661,041,194	—
Foreign government obligations	3,942,707	—	3,942,707	—
Corporate bonds	692,523,469	—	692,523,469	—
Municipal bonds	3,340,842	—	3,340,842	—
Term loans	1,533,685	—	1,533,685	—
Collateralized mortgage obligations	124,631,748	—	124,631,748	—
Asset backed securities	116,329,003	—	116,329,003	—
Escrow certificates	663	—	663	—
Short-term investments	118,171,915	38,571,915	79,600,000	—
Total investments in securities	$4,209,789,442	$2,407,442,739	$1,802,346,703	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,858,040	$39,113,494	$39,578,292	$(40,146,994)	$93	$27,030	$67,984	—	$38,571,915
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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